SCHEDULE OF MATURITIES OF LONG-TERM DEBT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025		$ 8,524
2026	$ 8,982	9,140
2027	3,763	1,418
TOTAL	$ 12,745	$ 19,082	$ 27,036